Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 1.6%
ANZ Group Holdings Ltd.	46,930	$956,457
Aristocrat Leisure Ltd.	17,598	708,137
Brambles Ltd.	102,057	1,228,768
CAR Group Ltd.	10,902	268,527
Cochlear Ltd.	1,467	271,598
Commonwealth Bank of Australia	14,205	1,324,962
Computershare Ltd.	35,065	606,184
CSL Ltd.	7,138	1,340,197
Dexus	8,051	37,785
Endeavour Group Ltd./Australia	23,972	73,741
Goodman Group	36,874	880,532
GPT Group (The)	74,258	230,061
Macquarie Group Ltd.	2,490	376,852
Mineral Resources Ltd.	14,644	376,313
National Australia Bank Ltd.	14,687	372,244
Pro Medicus Ltd.	1,771	224,342
QBE Insurance Group Ltd.	5,704	64,399
Ramsay Health Care Ltd.	5,849	153,838
REA Group Ltd.	2,001	295,818
Scentre Group	268,210	614,916
SEEK Ltd.	16,804	273,001
Sonic Healthcare Ltd.	21,199	373,533
Stockland	47,281	159,886
Suncorp Group Ltd.	34,470	404,342
Telstra Group Ltd.	294,087	736,224
Transurban Group	172,803	1,440,131
Vicinity Ltd.	99,992	142,151
Westpac Banking Corp.	38,900	816,969
WiseTech Global Ltd.	5,411	415,447
Xero Ltd.(a)	3,456	335,769
		15,503,124
Austria — 0.1%
Erste Group Bank AG	975	55,152
Verbund AG	8,400	691,775
		746,927
Belgium — 0.2%
Ageas SA	6,896	359,891
Anheuser-Busch InBev SA	14,506	860,080
Argenx SE(a)	224	132,083
Elia Group SA	2,144	204,014
Groupe Bruxelles Lambert NV	3,446	248,989
KBC Group NV	3,375	245,839
Lotus Bakeries NV	7	91,757
UCB SA	1,336	257,245
		2,399,898
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	52,060	95,639
Banco BTG Pactual SA	7,300	41,066
Banco do Brasil SA	130,154	592,806
BB Seguridade Participacoes SA	44,069	261,247
Caixa Seguridade Participacoes S/A	19,702	49,077
CCR SA	78,384	166,099
Hapvida Participacoes e Investimentos SA(a)(b)	162,316	98,834
Hypera SA	29,662	113,396
Raia Drogasil SA	39,681	167,074
Rede D'Or Sao Luiz SA(b)	7,419	37,680
Telefonica Brasil SA	31,896	290,440
TIM SA/Brazil	58,925	169,001
		2,082,359
Security	Shares	Value
Canada — 3.3%
Agnico Eagle Mines Ltd.	3,666	$316,429
Bank of Montreal	5,416	493,541
Bank of Nova Scotia (The)	13,787	709,872
BCE Inc.	18,360	591,935
Brookfield Renewable Corp., Class A	15,817	484,274
CAE Inc.(a)	56,494	994,077
Cameco Corp.	25,730	1,344,572
Canadian Imperial Bank of Commerce	3,512	219,722
Canadian National Railway Co.	8,863	957,053
Canadian Pacific Kansas City Ltd.	11,220	865,544
Constellation Software Inc./Canada	380	1,146,002
Dollarama Inc.	9,486	987,127
Element Fleet Management Corp.	29,786	609,475
Fairfax Financial Holdings Ltd.	835	1,037,640
Franco-Nevada Corp.	10,945	1,452,835
Hydro One Ltd.(b)	47,865	1,541,127
Ivanhoe Mines Ltd., Class A(a)(c)	99,767	1,319,144
Loblaw Companies Ltd.	2,490	314,820
Lundin Mining Corp.	28,305	275,254
Manulife Financial Corp.	72,018	2,103,618
Open Text Corp.	6,821	204,579
Pembina Pipeline Corp.	72,431	3,030,205
Power Corp. of Canada	6,979	220,595
Quebecor Inc., Class B	21,254	529,232
RB Global Inc.	3,713	314,592
Restaurant Brands International Inc.	5,100	354,713
Rogers Communications Inc., Class B, NVS	7,947	288,634
Royal Bank of Canada	19,983	2,416,732
Shopify Inc., Class A(a)	13,283	1,039,095
Stantec Inc.	8,503	689,718
Sun Life Financial Inc.	8,748	485,040
TC Energy Corp.	17,492	813,576
TELUS Corp.	5,128	81,062
Thomson Reuters Corp.	7,204	1,179,203
TMX Group Ltd.	5,332	166,545
Toronto-Dominion Bank (The)	18,618	1,029,215
Wheaton Precious Metals Corp.	23,683	1,564,012
WSP Global Inc.	2,331	416,645
		32,587,454
Chile — 0.1%
Banco de Chile	2,415,320	280,559
Banco de Credito e Inversiones SA	6,863	201,303
Falabella SA(a)	14,288	51,286
		533,148
China — 3.2%
Alibaba Group Holding Ltd.	207,268	2,535,366
Alibaba Health Information Technology Ltd.(a)(c)	124,000	62,709
Anhui Gujing Distillery Co. Ltd., Class B	8,400	128,610
ANTA Sports Products Ltd.	20,400	217,733
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	76,100	88,217
Baidu Inc., Class A(a)	24,340	277,739
Bank of Beijing Co. Ltd., Class A	351,800	279,389
Bank of Changsha Co. Ltd., Class A	59,200	70,908
Bank of Chengdu Co. Ltd., Class A	56,200	121,680
Bank of China Ltd., Class H	1,172,586	556,544
Bank of Communications Co. Ltd., Class H	10,000	7,574
Bank of Jiangsu Co. Ltd., Class A	303,400	375,669
Bank of Nanjing Co. Ltd., Class A	149,800	215,822
Bank of Ningbo Co. Ltd., Class A	30,000	107,770
Bank of Shanghai Co. Ltd., Class A	214,200	233,326

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Bank of Suzhou Co. Ltd., Class A	49,900	$53,544
Beijing Enterprises Water Group Ltd.	232,000	69,075
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	159,000	121,237
BOC Aviation Ltd.(b)	57,200	444,409
BYD Co. Ltd., Class H	26,500	957,143
CGN Power Co. Ltd., Class H(b)	1,632,000	586,603
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,600	88,646
China CITIC Bank Corp. Ltd., Class H	1,444,000	899,967
China Construction Bank Corp., Class H	1,122,000	870,937
China Everbright Bank Co. Ltd., Class A	425,100	206,055
China Everbright Bank Co. Ltd., Class H	796,000	269,063
China Galaxy Securities Co. Ltd., Class H	286,795	255,299
China Life Insurance Co. Ltd., Class H	276,000	585,049
China Merchants Bank Co. Ltd., Class H	60,500	296,058
China Merchants Port Holdings Co. Ltd.	326,000	536,112
China Minsheng Banking Corp. Ltd., Class H	941,500	349,691
China National Nuclear Power Co. Ltd., Class A	278,398	393,026
China Oilfield Services Ltd., Class H	452,000	422,922
China Pacific Insurance Group Co. Ltd., Class H	57,200	198,647
China Ruyi Holdings Ltd.(a)(c)	200,000	49,110
China Three Gorges Renewables Group Co. Ltd., Class A	81,100	54,169
China Tower Corp. Ltd., Class H(b)	1,139,843	153,800
China Vanke Co. Ltd., Class H(a)(c)	130,600	124,339
China Yangtze Power Co. Ltd., Class A	195,600	757,516
China Zheshang Bank Co. Ltd., Class A	331,950	132,413
Chongqing Rural Commercial Bank Co. Ltd., Class A	132,600	103,902
Chow Tai Fook Jewellery Group Ltd.	27,600	26,141
CITIC Ltd.	1,009,000	1,185,181
CITIC Securities Co. Ltd., Class H	17,000	46,951
Cosco Shipping Energy Transportation Co. Ltd., Class A	53,900	99,130
Cosco Shipping Energy Transportation Co. Ltd., Class H	334,000	319,646
Eve Energy Co. Ltd., Class A	7,600	51,838
Far East Horizon Ltd.	515,000	362,364
Focus Media Information Technology Co. Ltd., Class A	170,000	172,185
H World Group Ltd., ADR	1,774	65,088
Huatai Securities Co. Ltd., Class H(b)	30,800	52,134
Huaxia Bank Co. Ltd., Class A	112,200	111,418
Industrial Bank Co. Ltd., Class A	173,298	445,101
JD Health International Inc.(a)(b)	78,050	279,368
Jiangsu Expressway Co. Ltd., Class H	304,000	306,186
Jiangsu Hengli Hydraulic Co. Ltd., Class A	8,900	64,689
Kuaishou Technology(a)(b)	21,900	129,057
Kuang-Chi Technologies Co. Ltd., Class A	34,600	205,964
Kweichow Moutai Co. Ltd., Class A	1,300	278,985
Li Auto Inc., Class A(a)	82,180	1,033,421
Li Ning Co. Ltd.	51,000	104,061
Luzhou Laojiao Co. Ltd., Class A	4,000	76,204
Meituan, Class B(a)(b)	55,900	1,320,938
MINISO Group Holding Ltd.	15,800	79,179
MMG Ltd.(a)	151,200	53,220
NARI Technology Co. Ltd., Class A	86,500	315,809
NetEase Inc.	31,900	513,232
New China Life Insurance Co. Ltd., Class H	15,100	50,959
New Oriental Education & Technology Group Inc.	23,400	146,438
Ningbo Deye Technology Co. Ltd., Class A, NVS	7,980	106,149
NIO Inc., Class A(a)	19,914	102,426
Nongfu Spring Co. Ltd., Class H(b)	18,400	68,556
Security	Shares	Value
China (continued)
Offshore Oil Engineering Co. Ltd., Class A	22,300	$16,986
PDD Holdings Inc., ADR(a)	8,556	1,031,768
People's Insurance Co. Group of China Ltd. (The), Class H	267,151	134,846
Ping An Bank Co. Ltd., Class A	117,900	188,654
Ping An Insurance Group Co. of China Ltd., Class H	156,000	966,542
Qifu Technology Inc.	650	21,327
Shanghai Baosight Software Co. Ltd., Class B	66,600	100,807
Shanghai International Airport Co. Ltd., Class A	7,800	38,309
Shanghai International Port Group Co. Ltd., Class A	46,800	39,166
Shanghai Putailai New Energy Technology Co. Ltd., Class A	30,610	72,311
Shanghai Rural Commercial Bank Co. Ltd., Class A	165,000	179,717
Shanjin International Gold Co. Ltd., Class A	40,800	102,731
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	4,100	115,738
Shenzhen Inovance Technology Co. Ltd., Class A	4,700	36,667
Sichuan Chuantou Energy Co. Ltd., Class A	76,400	179,626
Smoore International Holdings Ltd.(b)	35,000	45,694
Sunny Optical Technology Group Co. Ltd.	4,600	29,923
TAL Education Group, ADR(a)	7,839	87,170
Tencent Holdings Ltd.	86,300	4,499,862
Tencent Music Entertainment Group, ADR	898	9,995
TravelSky Technology Ltd., Class H	110,000	154,174
Trip.com Group Ltd.(a)	2,810	180,836
Weihai Guangwei Composites Co. Ltd., Class A	11,400	55,996
Wuliangye Yibin Co. Ltd., Class A	5,900	121,719
WuXi AppTec Co. Ltd., Class H(b)	14,900	99,090
Wuxi Biologics Cayman Inc.(a)(b)	67,500	143,397
XPeng Inc., Class A(a)	20,100	113,571
Yunnan Energy New Material Co. Ltd., Class A	13,800	68,975
Zhejiang Expressway Co. Ltd., Class H	426,720	282,717
ZTO Express Cayman Inc.	1,755	40,476
		31,588,596
Colombia — 0.1%
Bancolombia SA	9,741	83,206
Interconexion Electrica SA ESP	114,662	455,513
		538,719
Denmark — 0.7%
Coloplast A/S, Class B	1,612	201,904
Danske Bank A/S	20,666	611,074
Genmab A/S(a)	525	117,578
Novo Nordisk A/S, Class B	43,487	4,877,719
Novonesis (Novozymes) B, Class B	3,840	241,312
Vestas Wind Systems A/S(a)	19,406	369,826
		6,419,413
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	141,633	231,474
Eastern Co. SAE	303,013	168,994
Talaat Moustafa Group	35,826	43,262
		443,730
Finland — 0.1%
Nordea Bank Abp	35,306	413,327
Sampo OYJ, Class A	6,323	280,368
		693,695
France — 2.1%
Aeroports de Paris SA	4,200	499,662
AXA SA	30,697	1,152,589
BioMerieux	510	57,081
BNP Paribas SA	15,701	1,072,284
Bureau Veritas SA	5,533	175,479

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
France (continued)
Capgemini SE	342	$59,330
Credit Agricole SA	14,764	226,304
Dassault Systemes SE	4,595	157,265
Edenred SE	2,203	71,251
EssilorLuxottica SA	5,437	1,275,291
Eurazeo SE	724	55,221
Getlink SE	26,357	447,928
Hermes International SCA	692	1,572,744
Kering SA	1,617	403,879
Klepierre SA	22,529	720,288
Legrand SA	8,363	943,918
L'Oreal SA	4,625	1,735,162
LVMH Moet Hennessy Louis Vuitton SE	3,896	2,593,646
Orange SA	13,376	146,945
Pernod Ricard SA	4,749	592,526
Publicis Groupe SA	4,369	464,352
Sanofi SA	16,741	1,769,185
Schneider Electric SE	12,402	3,212,721
Societe Generale SA	13,092	376,021
Teleperformance SE	2,570	272,425
Unibail-Rodamco-Westfield, New	5,964	487,690
Vivendi SE	16,277	173,928
		20,715,115
Germany — 1.5%
Allianz SE, Registered	7,657	2,410,464
Commerzbank AG	13,206	234,217
CTS Eventim AG & Co. KGaA	2,310	242,585
Deutsche Bank AG, Registered	62,746	1,066,040
Deutsche Boerse AG	3,372	783,242
Deutsche Telekom AG, Registered	58,446	1,767,028
Fresenius Medical Care AG & Co. KGaA	2,574	100,759
Fresenius SE & Co. KGaA(a)	7,906	288,653
Infineon Technologies AG	15,459	488,885
LEG Immobilien SE	159	15,020
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,364	697,523
Rheinmetall AG	891	458,718
SAP SE	15,150	3,537,296
Scout24 SE(b)	5,750	496,715
Siemens AG, Registered	8,352	1,624,880
Symrise AG, Class A	1,452	174,720
Vonovia SE	11,115	364,414
		14,751,159
Greece — 0.0%
OPAP SA	2,172	37,045
Hong Kong — 0.5%
AIA Group Ltd.	131,000	1,033,894
CK Asset Holdings Ltd.	125,000	510,996
Galaxy Entertainment Group Ltd.	56,000	249,232
Henderson Land Development Co. Ltd.	27,000	86,580
HKT Trust & HKT Ltd., Class SS	48,000	59,650
Hong Kong Exchanges & Clearing Ltd.	1,400	56,057
Hongkong Land Holdings Ltd.	37,600	161,213
Link REIT	89,400	416,552
MTR Corp. Ltd.	113,000	411,138
Power Assets Holdings Ltd.	63,500	422,990
Sands China Ltd.(a)	64,800	164,869
Sun Hung Kai Properties Ltd.	89,000	963,689
Techtronic Industries Co. Ltd.	10,500	151,887
Security	Shares	Value
Hong Kong (continued)
Wharf Real Estate Investment Co. Ltd.	45,000	$135,297
		4,824,044
India — 1.9%
ABB India Ltd.	3,944	347,386
Adani Green Energy Ltd.(a)	13,950	264,208
Adani Ports & Special Economic Zone Ltd.	25,276	412,395
Apollo Hospitals Enterprise Ltd.	2,178	181,447
Asian Paints Ltd.	18,763	653,479
Astral Ltd.	4,821	101,301
Avenue Supermarts Ltd.(a)(b)	9,560	446,188
Axis Bank Ltd.	6,055	83,178
Bharat Electronics Ltd.	418,414	1,412,397
Bharti Airtel Ltd.	63,947	1,223,976
Colgate-Palmolive India Ltd.	9,282	337,590
Container Corp. of India Ltd.	19,273	193,799
Dabur India Ltd.	11,245	72,107
DLF Ltd.	40,238	391,140
Godrej Consumer Products Ltd.	14,450	220,172
HCL Technologies Ltd.	16,356	342,243
HDFC Bank Ltd.	20,275	416,747
Hindustan Unilever Ltd.	24,087	723,183
ICICI Bank Ltd.	39,474	605,513
Indian Hotels Co. Ltd., Class A	42,656	342,092
Info Edge India Ltd.	1,608	141,880
Infosys Ltd.	46,818	976,841
ITC Ltd.	148,240	860,072
Jio Financial Services Ltd., NVS(a)	22,554	86,265
Kotak Mahindra Bank Ltd.	10,485	215,259
Macrotech Developers Ltd.	8,976	128,325
Max Healthcare Institute Ltd.	28,651	345,857
Muthoot Finance Ltd.	1,762	40,342
Nestle India Ltd., NVS	4,020	108,110
NHPC Ltd., NVS	366,542	358,868
Phoenix Mills Ltd. (The)	13,449	242,943
PI Industries Ltd.	9,720	517,045
Pidilite Industries Ltd.	6,912	258,093
Power Finance Corp. Ltd.	70,539	378,953
Power Grid Corp. of India Ltd.	369,688	1,406,285
Siemens Ltd.	873	72,220
Sun Pharmaceutical Industries Ltd.	23,564	517,118
Suzlon Energy Ltd.(a)	96,881	76,826
Tata Communications Ltd.	9,809	206,551
Tata Consultancy Services Ltd.	17,270	812,330
Titan Co. Ltd.	5,186	200,879
Torrent Pharmaceuticals Ltd.	1,156	43,940
Trent Ltd.	6,146	519,355
Varun Beverages Ltd.	27,434	195,022
Wipro Ltd.	55,658	362,301
Zomato Ltd.(a)	127,865	366,846
		18,209,067
Indonesia — 0.1%
Bank Mandiri Persero Tbk PT	239,800	101,800
Bank Rakyat Indonesia Persero Tbk PT	615,837	187,740
GoTo Gojek Tokopedia Tbk PT(a)	20,685,600	89,290
Telkom Indonesia Persero Tbk PT	2,480,600	443,389
		822,219
Ireland — 0.0%
AIB Group PLC	51,708	277,209
Bank of Ireland Group PLC	13,736	127,308
		404,517

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel — 0.2%
Azrieli Group Ltd.	4,714	$359,870
Bank Hapoalim BM	8,818	91,877
Bank Leumi Le-Israel BM	32,796	333,192
Check Point Software Technologies Ltd.(a)	3,288	569,515
Global-e Online Ltd.(a)	4,850	186,434
Isracard Ltd.	0	1
Nice Ltd.(a)	918	159,511
Teva Pharmaceutical Industries Ltd., ADR(a)	25,355	467,546
		2,167,946
Italy — 0.7%
Ferrari NV	5,481	2,616,460
Intesa Sanpaolo SpA	189,633	811,631
Mediobanca Banca di Credito Finanziario SpA	4,230	69,783
Moncler SpA	2,214	123,004
Poste Italiane SpA(b)	38,963	547,872
Snam SpA	57,239	274,971
Tenaris SA, NVS	65,020	1,071,235
Terna - Rete Elettrica Nazionale	47,720	413,338
UniCredit SpA	29,722	1,314,877
		7,243,171
Japan — 5.0%
Advantest Corp.	16,900	978,503
Astellas Pharma Inc.	31,200	365,300
Capcom Co. Ltd.	6,400	126,646
Central Japan Railway Co.	65,000	1,346,099
Chiba Bank Ltd. (The)	21,700	158,360
Chugai Pharmaceutical Co. Ltd.	16,900	804,126
Concordia Financial Group Ltd.	61,500	304,628
Dai-ichi Life Holdings Inc.	7,100	177,005
Daiichi Sankyo Co. Ltd.	29,800	969,937
Daiwa Securities Group Inc.	109,100	713,763
Disco Corp.	2,700	768,243
East Japan Railway Co.	34,100	684,910
FANUC Corp.	22,000	583,689
Fast Retailing Co. Ltd.	3,900	1,246,914
Fujitsu Ltd.	12,800	246,091
Hamamatsu Photonics KK	10,200	134,871
Hikari Tsushin Inc.	3,200	645,863
Hoya Corp.	9,500	1,271,043
Hulic Co. Ltd.	91,500	847,324
Japan Exchange Group Inc.	33,100	387,967
Japan Post Bank Co. Ltd.	62,100	554,637
Japan Post Holdings Co. Ltd.	88,200	813,741
Japan Post Insurance Co. Ltd.	8,500	140,065
Japan Tobacco Inc.	53,600	1,496,375
KDDI Corp.	26,800	835,608
Keisei Electric Railway Co. Ltd.	8,300	215,948
Keyence Corp.	4,100	1,850,795
Konami Group Corp.	3,200	293,311
Lasertec Corp.	2,500	339,239
M3 Inc.	33,900	348,408
Mitsubishi Estate Co. Ltd.	52,600	777,850
Mitsubishi HC Capital Inc.	182,800	1,224,072
Mitsubishi UFJ Financial Group Inc.	203,800	2,148,100
Mitsui Fudosan Co. Ltd.	99,000	844,702
Mizuho Financial Group Inc.	44,900	932,617
MS&AD Insurance Group Holdings Inc.	19,900	440,175
Murata Manufacturing Co. Ltd.	31,400	548,593
Nexon Co. Ltd.	13,900	240,914
Nintendo Co. Ltd.	9,000	475,407
Nippon Telegraph & Telephone Corp.	225,200	217,281
Security	Shares	Value
Japan (continued)
Nomura Holdings Inc.	208,900	$1,071,219
Nomura Real Estate Holdings Inc.	10,200	251,121
Nomura Research Institute Ltd.	15,200	454,684
NTT Data Group Corp.	30,500	482,517
Obic Co. Ltd.	20,800	679,690
Ono Pharmaceutical Co. Ltd.	28,700	358,468
Oracle Corp./Japan	1,700	162,627
Oriental Land Co. Ltd./Japan	35,800	865,184
ORIX Corp.	59,500	1,253,657
Pan Pacific International Holdings Corp.	2,900	71,944
Rakuten Group Inc.(a)	38,700	230,983
Recruit Holdings Co. Ltd.	24,000	1,465,501
Renesas Electronics Corp.	28,100	376,493
Resona Holdings Inc.	54,400	358,918
SBI Holdings Inc.	25,000	548,977
Secom Co. Ltd.	24,800	881,959
Shin-Etsu Chemical Co. Ltd.	10,000	366,439
Shionogi & Co. Ltd.	36,900	527,033
SMC Corp.	2,900	1,231,184
SoftBank Corp.	478,400	602,259
SoftBank Group Corp.	24,000	1,430,844
Sompo Holdings Inc.	11,000	235,830
Sony Group Corp.	102,000	1,794,946
Sumitomo Mitsui Financial Group Inc.	65,700	1,393,794
Sumitomo Mitsui Trust Group Inc.	5,600	122,810
Sumitomo Realty & Development Co. Ltd.	22,500	667,434
Sysmex Corp.	25,300	469,402
Takeda Pharmaceutical Co. Ltd.	34,875	973,054
Tokio Marine Holdings Inc.	36,000	1,296,581
Tokyo Electron Ltd.	2,600	382,598
Tokyu Corp.	24,700	304,512
Trend Micro Inc./Japan	3,800	198,825
West Japan Railway Co.	5,200	92,423
ZOZO Inc.	1,700	55,123
		49,158,153
Kuwait — 0.1%
Mabanee Co. KPSC	111,426	303,460
Mobile Telecommunications Co. KSCP	150,521	223,924
National Bank of Kuwait SAKP	70,893	196,310
		723,694
Malaysia — 0.2%
Gamuda Bhd	187,250	363,521
Genting Malaysia Bhd	631,100	322,049
IHH Healthcare Bhd	296,500	490,894
Malaysia Airports Holdings Bhd	237,800	550,649
Telekom Malaysia Bhd	32,600	48,263
		1,775,376
Mexico — 0.2%
America Movil SAB de CV, Series B	82,272	65,005
Fibra Uno Administracion SA de CV	319,962	368,421
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	10,189	85,349
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,322	126,962
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,556	202,091
Grupo Financiero Banorte SAB de CV, Class O	29,881	208,067
Grupo Mexico SAB de CV, Series B	69,530	363,782
Prologis Property Mexico SA de CV	56,749	189,934
Promotora y Operadora de Infraestructura SAB de CV	17,500	152,641
Wal-Mart de Mexico SAB de CV	134,492	369,812
		2,132,064

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands — 1.1%
ABN AMRO Bank NV, CVA(b)	17,748	$293,298
Adyen NV(a)(b)	260	397,191
AerCap Holdings NV	14,713	1,376,401
ASM International NV	605	337,897
ASML Holding NV	5,141	3,460,567
BE Semiconductor Industries NV	1,233	131,248
DSM-Firmenich AG	3,929	465,913
EXOR NV, NVS	12,292	1,298,272
ING Groep NV	8,804	149,407
Koninklijke KPN NV	11,254	43,984
NN Group NV	9,735	477,913
Prosus NV	25,959	1,094,039
Wolters Kluwer NV	4,714	792,346
		10,318,476
Norway — 0.4%
DNB Bank ASA	74,624	1,546,431
Gjensidige Forsikring ASA	44,852	809,360
Mowi ASA	38,505	663,824
Salmar ASA	9,477	480,733
Telenor ASA	25,262	310,258
		3,810,606
Peru — 0.1%
Southern Copper Corp.	8,119	889,436
Philippines — 0.1%
International Container Terminal Services Inc.	49,780	339,234
PLDT Inc.	1,345	33,055
SM Investments Corp.	13,070	210,748
		583,037
Poland — 0.1%
Allegro.eu SA (a)(b)	31,826	280,054
Bank Polska Kasa Opieki SA	3,269	114,370
CD Projekt SA	2,826	113,781
Dino Polska SA(a)(b)	1,812	150,157
Powszechna Kasa Oszczednosci Bank Polski SA	9,492	131,884
Powszechny Zaklad Ubezpieczen SA	65,856	653,107
		1,443,353
Portugal — 0.1%
EDP Renovaveis SA	79,787	1,081,401
Qatar — 0.2%
Barwa Real Estate Co.	537,846	420,854
Commercial Bank PSQC (The)	158,195	184,389
Dukhan Bank	59,995	60,670
Mesaieed Petrochemical Holding Co.	1,105,068	479,323
Ooredoo QPSC	125,558	393,962
Qatar Islamic Bank QPSC	16,422	92,216
Qatar National Bank QPSC	60,872	289,326
		1,920,740
Russia — 0.0%
Alrosa PJSC(a)(d)	184,910	19
Mobile TeleSystems PJSC(a)(d)	73,304	8
Moscow Exchange MICEX-RTS PJSC(a)(d)	152,460	16
Ozon Holdings PLC, ADR(a)(d)	5,270	1
Polyus PJSC(a)(d)	1,430	—
Sberbank of Russia PJSC(a)(d)	292,860	30
TCS Group Holding PLC, GDR(a)(d)(e)	4,185	—
United Co. RUSAL International PJSC(a)(d)	509,950	52
VK Co. Ltd.(a)(d)	22,940	2
VTB Bank PJSC(a)(d)	4,498	—
Security	Shares	Value
Russia (continued)
Yandex NV, Class A(a)(d)	9,920	$1
		129
Saudi Arabia — 0.7%
Al Rajhi Bank	51,582	1,205,245
Alinma Bank	40,641	303,657
Arabian Internet & Communications Services Co.	4,432	300,248
Bank AlBilad	4,210	41,185
Banque Saudi Fransi	3,813	31,574
Bupa Arabia for Cooperative Insurance Co.	1,119	60,007
Co. for Cooperative Insurance (The)	1,849	68,967
Dallah Healthcare Co.	4,733	201,131
Dar Al Arkan Real Estate Development Co.(a)	103,242	457,136
Dr Sulaiman Al Habib Medical Services Group Co.	8,561	652,384
Elm Co.	2,062	560,127
Etihad Etisalat Co.	24,803	341,501
Jarir Marketing Co.	28,947	101,778
Mouwasat Medical Services Co.	8,681	216,851
Nahdi Medical Co.	10,544	346,050
Riyad Bank	33,984	232,289
Saudi Awwal Bank	1,227	11,045
Saudi Investment Bank (The)	128,828	451,561
Saudi National Bank (The)	37,607	330,600
Saudi Research & Media Group(a)	3,347	265,392
Saudi Tadawul Group Holding Co.	1,172	74,203
Saudi Telecom Co.	96,214	1,079,833
		7,332,764
Singapore — 0.3%
CapitaLand Ascendas REIT	160,302	324,853
CapitaLand Integrated Commercial Trust	119,072	180,903
CapitaLand Investment Ltd./Singapore(c)	147,100	310,762
Genting Singapore Ltd.	919,300	578,982
Grab Holdings Ltd., Class A(a)	41,661	169,977
Keppel Ltd.(c)	99,000	476,631
Sea Ltd., ADR(a)	1,205	113,330
Singapore Telecommunications Ltd.	350,000	825,731
		2,981,169
South Africa — 0.3%
Absa Group Ltd.	5,515	52,751
Capitec Bank Holdings Ltd.	918	165,837
FirstRand Ltd.	105,728	464,537
MTN Group Ltd.	31,115	154,481
Naspers Ltd., Class N	3,857	911,592
NEPI Rockcastle NV	88,418	693,953
Reinet Investments SCA	10,180	282,528
		2,725,679
South Korea — 1.1%
Alteogen Inc.(a)	667	180,586
Amorepacific Corp.	137	11,564
Celltrion Inc.	1,400	184,077
Celltrion Pharm Inc.(a)	735	32,871
Ecopro BM Co. Ltd.(a)	816	99,581
Hana Financial Group Inc.	12,780	551,387
Hanjin Kal Corp.	995	60,730
Hanmi Semiconductor Co. Ltd.	1,632	106,174
HLB Inc.(a)	5,978	283,619
HYBE Co. Ltd.	220	29,469
Industrial Bank of Korea	69,265	705,508
Kakao Corp.	8,030	213,724
KakaoBank Corp.	2,172	33,862
KB Financial Group Inc.	10,758	700,010
Korea Investment Holdings Co. Ltd.	8,302	460,752

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Korea (continued)
Krafton Inc.(a)	306	$73,155
KT&G Corp.	4,100	325,680
Kum Yang Co. Ltd.(a)	3,006	89,507
Meritz Financial Group Inc.	3,979	294,483
Mirae Asset Securities Co. Ltd.	43,315	282,413
NAVER Corp.	3,345	409,166
NCSoft Corp.	682	107,068
NH Investment & Securities Co. Ltd.	33,667	324,193
Posco DX Co. Ltd.	2,725	53,237
POSCO Future M Co. Ltd.	787	126,395
Samsung Biologics Co. Ltd.(a)(b)	371	268,322
Samsung Electronics Co. Ltd.	48,090	2,041,949
Samsung Life Insurance Co. Ltd.	2,720	199,034
Shinhan Financial Group Co. Ltd.	18,607	693,114
SK Hynix Inc.	4,840	633,623
SK Square Co. Ltd.(a)	6,799	410,590
Woori Financial Group Inc.	72,021	801,811
		10,787,654
Spain — 0.7%
Aena SME SA(b)	4,450	986,209
Amadeus IT Group SA	17,547	1,272,039
Banco Bilbao Vizcaya Argentaria SA	93,829	934,037
Banco de Sabadell SA	57,383	111,919
Banco Santander SA	258,862	1,264,642
Ferrovial SE	16,018	642,848
Grifols SA(a)(c)	7,074	79,407
Iberdrola SA	13,709	203,641
Industria de Diseno Textil SA	26,061	1,485,859
Redeia Corp. SA	9,559	176,991
		7,157,592
Sweden — 0.6%
Alfa Laval AB	5,995	265,397
Atlas Copco AB, Class A	27,271	450,064
Atlas Copco AB, Class B	71,145	1,034,427
Evolution AB(b)	2,998	283,451
Hexagon AB, Class B	69,674	651,391
Industrivarden AB, Class A	2,077	71,637
Industrivarden AB, Class C	39,767	1,366,870
Investment AB Latour, Class B	300	8,281
Investor AB, Class B	54,044	1,529,664
Svenska Handelsbanken AB, Class A	43,745	454,539
Swedbank AB, Class A	10,744	218,001
		6,333,722
Switzerland — 1.9%
ABB Ltd., Registered	27,592	1,533,318
Alcon AG	7,006	643,521
Avolta AG, Registered	13,317	529,464
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9	106,166
Cie Financiere Richemont SA, Class A, Registered	8,377	1,219,694
Geberit AG, Registered	510	319,509
Givaudan SA, Registered	330	1,566,658
Julius Baer Group Ltd.	3,193	194,682
Lonza Group AG, Registered	798	491,032
Nestle SA, Registered	6,667	629,982
Novartis AG, Registered	27,187	2,949,959
Roche Holding AG, NVS	8,058	2,497,202
Sandoz Group AG	5,611	255,796
SGS SA	2,947	311,989
Sika AG, Registered	4,251	1,183,976
Sonova Holding AG, Registered	102	37,326
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG	1,836	$242,057
Swiss Re AG	362	46,223
Swisscom AG, Registered	428	260,772
Temenos AG, Registered	3,237	224,211
UBS Group AG, Registered	55,810	1,707,115
VAT Group AG(b)	1,263	525,906
Zurich Insurance Group AG	2,335	1,376,727
		18,853,285
Taiwan — 2.0%
Accton Technology Corp.	12,000	201,644
Advantech Co. Ltd.	21,000	205,801
Airtac International Group	14,000	387,519
Alchip Technologies Ltd.	3,000	185,830
Asia Vital Components Co. Ltd.	10,000	191,567
Catcher Technology Co. Ltd.	102,000	742,373
Cathay Financial Holding Co. Ltd.	916,103	1,934,758
Chailease Holding Co. Ltd.	51,370	240,555
Chunghwa Telecom Co. Ltd.	91,000	345,430
CTBC Financial Holding Co. Ltd.	307,400	340,776
Delta Electronics Inc.	30,000	370,526
E Ink Holdings Inc.	55,000	514,756
eMemory Technology Inc.	2,000	194,470
Fortune Electric Co. Ltd.	5,500	92,062
Fubon Financial Holding Co. Ltd.	128,714	359,557
Global Unichip Corp.	3,000	112,149
Globalwafers Co. Ltd.	10,000	130,171
KGI Financial Holding Co. Ltd.	871,542	449,083
Largan Precision Co. Ltd.	6,000	420,244
MediaTek Inc.	26,000	1,012,132
Novatek Microelectronics Corp.	6,000	92,708
Ruentex Development Co. Ltd.	87,000	124,898
Silergy Corp.	11,000	170,658
Taiwan High Speed Rail Corp.	481,000	436,249
Taiwan Semiconductor Manufacturing Co. Ltd.	340,000	10,662,228
Yageo Corp.	4,779	81,283
Yuanta Financial Holding Co. Ltd.	53,000	53,157
		20,052,584
Thailand — 0.2%
Airports of Thailand PCL, NVDR	387,600	702,875
Bangkok Dusit Medical Services PCL, NVDR	223,000	181,776
Bumrungrad Hospital PCL, NVDR	24,300	196,116
Delta Electronics Thailand PCL, NVDR	75,000	304,828
Minor International PCL, NVDR	186,000	147,429
		1,533,024
Turkey — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	286,216	508,993
Turkcell Iletisim Hizmetleri AS	88,914	219,855
Yapi ve Kredi Bankasi A/S	53,016	37,919
		766,767
United Arab Emirates — 0.1%
Aldar Properties PJSC	46,290	95,950
Emaar Properties PJSC	288,607	682,365
Emirates NBD Bank PJSC	48,674	251,782
Emirates Telecommunications Group Co. PJSC	812	3,917
Multiply Group PJSC(a)	332,752	205,250
		1,239,264
United Kingdom — 3.0%
3i Group PLC	36,955	1,515,440
Antofagasta PLC	41,915	936,237
Ashtead Group PLC	18,425	1,378,331
AstraZeneca PLC	20,537	2,922,283

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Auto Trader Group PLC(b)	5,767	$62,269
Barclays PLC	367,039	1,125,160
British American Tobacco PLC	61,521	2,151,334
BT Group PLC	237,835	424,676
Compass Group PLC	3,444	111,849
Croda International PLC	5,952	285,600
Diageo PLC	45,405	1,402,187
Experian PLC	16,283	794,705
GSK PLC	53,461	965,430
Haleon PLC	136,025	653,745
HSBC Holdings PLC	276,109	2,534,134
Imperial Brands PLC	62,888	1,897,836
Informa PLC	56,325	588,419
Intertek Group PLC	1,855	111,359
Legal & General Group PLC	93,020	260,910
Lloyds Banking Group PLC	1,497,479	1,027,870
London Stock Exchange Group PLC	3,085	418,128
National Grid PLC	30,060	377,438
NatWest Group PLC, NVS	165,238	782,939
Pearson PLC	17,669	259,457
Prudential PLC	52,441	436,563
Reckitt Benckiser Group PLC	7,758	470,632
RELX PLC	37,375	1,714,006
Rentokil Initial PLC	23,594	118,342
Severn Trent PLC	19,631	649,437
Smiths Group PLC	7,678	151,509
Spirax Group PLC	860	71,785
Standard Chartered PLC	17,147	198,843
Unilever PLC	9,584	584,644
United Utilities Group PLC	82,204	1,084,883
Vodafone Group PLC	408,918	380,259
Whitbread PLC	10,304	400,897
		29,249,536
United States — 64.4%
Abbott Laboratories	7,338	831,909
AbbVie Inc.	25,696	5,238,643
Accenture PLC, Class A	8,309	2,865,109
Adobe Inc.(a)	5,583	2,669,121
Advanced Micro Devices Inc.(a)	21,481	3,094,768
AECOM	2,410	257,388
Aflac Inc.	16,264	1,704,305
Agilent Technologies Inc.	3,429	446,833
Airbnb Inc., Class A(a)	8,491	1,144,502
Akamai Technologies Inc.(a)	5,607	566,756
Albemarle Corp.	799	75,689
Alexandria Real Estate Equities Inc.	488	54,436
Align Technology Inc.(a)	1,241	254,442
Allegion PLC	1,914	267,252
Allstate Corp. (The)	1,445	269,521
Alphabet Inc., Class A	78,420	13,418,446
Alphabet Inc., Class C, NVS	61,917	10,692,447
Altria Group Inc.	71,083	3,871,180
Amazon.com Inc.(a)	120,469	22,455,422
American Express Co.	8,518	2,300,541
American Financial Group Inc./OH	869	112,040
American International Group Inc.	6,114	463,930
American Tower Corp.	6,827	1,457,838
American Water Works Co. Inc.	15,481	2,138,081
Ameriprise Financial Inc.	981	500,604
AMETEK Inc.	16,843	3,087,996
Amgen Inc.	8,265	2,646,122
Amphenol Corp., Class A	25,546	1,712,093
Security	Shares	Value
United States (continued)
Analog Devices Inc.	8,004	$1,785,772
Annaly Capital Management Inc.	7,378	140,256
Ansys Inc.(a)	1,158	371,035
Aon PLC, Class A	2,817	1,033,473
Apollo Global Management Inc.	5,608	803,402
Apple Inc.	190,327	42,996,769
Applied Materials Inc.	6,381	1,158,662
AppLovin Corp., Class A(a)	2,840	481,068
Arch Capital Group Ltd.(a)	6,948	684,795
Arista Networks Inc.(a)	3,906	1,509,435
Arthur J Gallagher & Co.	1,053	296,104
Aspen Technology Inc.(a)	1,083	254,213
Assurant Inc.	342	65,561
AT&T Inc.	124,301	2,801,745
Atlassian Corp., Class A, NVS(a)	1,678	316,370
Autodesk Inc.(a)	1,876	532,409
Automatic Data Processing Inc.	8,168	2,362,512
AvalonBay Communities Inc.	1,615	357,900
Axon Enterprise Inc.(a)	5,239	2,218,716
Baker Hughes Co., Class A	90,222	3,435,654
Bank of America Corp.	87,507	3,659,543
Bank of New York Mellon Corp. (The)	15,430	1,162,805
Bath & Body Works Inc.	3,020	85,708
Baxter International Inc.	705	25,168
Becton Dickinson & Co.	4,501	1,051,389
Berkshire Hathaway Inc., Class B(a)	13,951	6,290,785
Biogen Inc.(a)	1,826	317,724
Blackrock Inc.(f)	1,716	1,683,447
Blackstone Inc., NVS	8,201	1,375,718
Block Inc.(a)	5,335	385,827
Booking Holdings Inc.	484	2,263,305
Booz Allen Hamilton Holding Corp., Class A	1,744	316,815
Boston Scientific Corp.(a)	22,546	1,894,315
Bristol-Myers Squibb Co.	41,867	2,334,923
Broadcom Inc.	60,526	10,275,499
Broadridge Financial Solutions Inc.	3,367	709,966
Brown & Brown Inc.	1,745	182,597
Brown-Forman Corp., Class B	11,330	498,860
BXP Inc.	3,771	303,792
Cadence Design Systems Inc.(a)	3,152	870,330
Capital One Financial Corp.	4,488	730,602
Catalent Inc.(a)	831	48,697
Cboe Global Markets Inc.	1,329	283,835
CDW Corp.	1,782	335,426
Celsius Holdings Inc.(a)	2,968	89,277
Centene Corp.(a)	1,695	105,531
Charles River Laboratories International Inc.(a)	286	51,074
Charles Schwab Corp. (The)	18,878	1,337,129
Charter Communications Inc., Class A(a)(c)	2,442	800,024
Cheniere Energy Inc.	4,736	906,376
Chipotle Mexican Grill Inc., Class A(a)	23,344	1,301,895
Chubb Ltd.	8,336	2,354,420
Church & Dwight Co. Inc.	6,039	603,356
Cigna Group (The)	3,574	1,125,131
Cincinnati Financial Corp.	295	41,545
Cintas Corp.	7,356	1,513,938
Cisco Systems Inc.	74,284	4,068,535
Citigroup Inc.	34,215	2,195,577
Citizens Financial Group Inc.	5,979	251,835
Cloudflare Inc., Class A(a)	1,225	107,445
CME Group Inc.	5,560	1,253,002
Coca-Cola Co. (The)	69,948	4,568,304

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Cognizant Technology Solutions Corp., Class A	9,192	$685,631
Coinbase Global Inc., Class A(a)	2,750	492,937
Colgate-Palmolive Co.	15,014	1,406,962
Comcast Corp., Class A	66,137	2,888,203
Consolidated Edison Inc.	6,450	655,836
Constellation Brands Inc., Class A	4,912	1,141,254
Constellation Energy Corp.	1,891	497,257
Cooper Companies Inc. (The)(a)	4,650	486,762
Copart Inc.(a)	18,566	955,592
Corpay Inc.(a)	1,641	541,071
Corteva Inc.	20,037	1,220,654
CoStar Group Inc.(a)	5,376	391,319
Costco Wholesale Corp.	3,177	2,777,270
Crowdstrike Holdings Inc., Class A(a)	2,054	609,771
Crown Castle Inc.	8,186	879,913
CSX Corp.	36,118	1,215,010
CVS Health Corp.	7,903	446,203
Danaher Corp.	9,680	2,377,989
Darden Restaurants Inc.	295	47,206
Datadog Inc., Class A(a)	2,244	281,487
DaVita Inc.(a)	2,269	317,229
Dayforce Inc.(a)(c)	4,314	306,078
Deckers Outdoor Corp.(a)	1,605	258,228
Deere & Co.	932	377,171
Dexcom Inc.(a)	5,187	365,580
Digital Realty Trust Inc.	3,162	563,563
Discover Financial Services	3,716	551,566
DocuSign Inc., Class A(a)	1,025	71,114
Dollar General Corp.	5,602	448,384
Dollar Tree Inc.(a)	5,427	350,801
DoorDash Inc., Class A(a)	4,725	740,407
DraftKings Inc., Class A (a)	7,910	279,381
Eaton Corp. PLC	5,372	1,781,248
eBay Inc.	16,117	926,889
Ecolab Inc.	6,926	1,701,926
Edison International	25,293	2,084,143
Edwards Lifesciences Corp.(a)	9,341	625,940
Electronic Arts Inc.	5,003	754,703
Elevance Health Inc.	3,130	1,270,029
Eli Lilly & Co.	10,400	8,629,296
Emerson Electric Co.	4,046	438,060
Enphase Energy Inc.(a)	1,961	162,841
Entegris Inc.	1,779	186,279
EPAM Systems Inc.(a)	696	131,300
Equifax Inc.	3,256	862,905
Equinix Inc.	1,220	1,107,858
Equitable Holdings Inc.	21,728	985,148
Equity Residential	4,677	329,120
Erie Indemnity Co., Class A, NVS	266	119,391
Essential Utilities Inc.	15,694	605,788
Essex Property Trust Inc.	317	89,984
Estee Lauder Companies Inc. (The), Class A	5,677	391,372
Everest Group Ltd.	677	240,748
Eversource Energy	19,080	1,256,418
Exact Sciences Corp.(a)	1,351	93,124
Exelon Corp.	8,065	316,954
Extra Space Storage Inc.	3,277	535,134
F5 Inc.(a)	3,880	907,454
Fair Isaac Corp.(a)	239	476,353
Fastenal Co.	18,777	1,467,986
Fidelity National Financial Inc.	3,777	227,262
Fidelity National Information Services Inc.	9,540	856,024
Security	Shares	Value
United States (continued)
Fifth Third Bancorp	4,667	$203,855
First Citizens BancShares Inc./NC, Class A	249	482,400
First Solar Inc.(a)	2,190	425,911
Fiserv Inc.(a)	11,220	2,220,438
Fortinet Inc.(a)	6,708	527,651
Fortive Corp.	22,120	1,580,032
Franklin Resources Inc.	1,861	38,653
Freeport-McMoRan Inc.	48,044	2,162,941
Gaming and Leisure Properties Inc.	5,154	258,679
Garmin Ltd.	6,498	1,288,878
Gartner Inc.(a)	1,330	668,325
Gen Digital Inc.	26,731	778,139
General Mills Inc.	1,513	102,914
Gilead Sciences Inc.	21,112	1,875,168
Global Payments Inc.	6,002	622,467
GoDaddy Inc., Class A(a)	950	158,460
Goldman Sachs Group Inc. (The)	4,821	2,496,266
Graco Inc.	16,703	1,360,459
Halliburton Co.	150,095	4,163,635
Hartford Financial Services Group Inc. (The)	5,308	586,216
HCA Healthcare Inc.	3,471	1,245,187
Healthpeak Properties Inc.	4,633	104,011
Hershey Co. (The)	2,629	466,858
Hilton Worldwide Holdings Inc.	3,665	860,725
Home Depot Inc. (The)	14,327	5,641,256
Host Hotels & Resorts Inc.	25,508	439,758
Hubbell Inc., Class B	2,433	1,038,964
HubSpot Inc.(a)	197	109,294
Humana Inc.	1,258	324,350
IDEX Corp.	6,959	1,493,680
IDEXX Laboratories Inc.(a)	1,516	616,891
Illinois Tool Works Inc.	4,718	1,232,011
Illumina Inc.(a)	1,340	193,148
Ingersoll Rand Inc.	23,093	2,216,928
Insulet Corp.(a)	302	69,922
Intel Corp.	61,068	1,314,183
Intercontinental Exchange Inc.	7,255	1,130,837
International Business Machines Corp.	15,520	3,208,294
Interpublic Group of Companies Inc. (The)	4,987	146,618
Intuit Inc.	3,426	2,090,888
Intuitive Surgical Inc.(a)	4,769	2,402,813
Invitation Homes Inc.	5,585	175,425
IQVIA Holdings Inc.(a)	3,542	729,014
Iron Mountain Inc.	5,284	653,789
Jacobs Solutions Inc., NVS	3,724	523,520
Johnson & Johnson	35,891	5,737,535
JPMorgan Chase & Co.	37,805	8,389,686
Kenvue Inc.	48,330	1,108,207
Keurig Dr Pepper Inc.	15,333	505,222
Keysight Technologies Inc.(a)	2,641	393,535
Kimco Realty Corp.	3,689	87,503
KKR & Co. Inc.	7,477	1,033,620
KLA Corp.	3,082	2,053,321
Labcorp Holdings Inc.	2,075	473,660
Lam Research Corp.	11,151	829,077
Las Vegas Sands Corp.	13,214	685,146
Leidos Holdings Inc.	2,860	523,838
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	4,585	366,066
Linde PLC	2,218	1,011,741
Loews Corp.	3,879	306,286
Lowe's Companies Inc.	6,999	1,832,548

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Lululemon Athletica Inc.(a)	1,873	$557,967
M&T Bank Corp.	2,497	486,116
Markel Group Inc.(a)	31	47,802
MarketAxess Holdings Inc.	510	147,604
Marriott International Inc./MD, Class A	2,437	633,669
Marsh & McLennan Companies Inc.	8,834	1,927,932
Marvell Technology Inc.	13,612	1,090,457
Masco Corp.	7,918	632,727
Mastercard Inc., Class A	10,834	5,412,558
Match Group Inc.(a)	3,343	120,448
McDonald's Corp.	15,026	4,389,245
Medtronic PLC	12,903	1,151,593
MercadoLibre Inc.(a)	734	1,495,290
Merck & Co. Inc.	36,146	3,698,459
Meta Platforms Inc., Class A	28,393	16,115,299
MetLife Inc.	12,991	1,018,754
Mettler-Toledo International Inc.(a)	306	395,275
MGM Resorts International(a)	5,064	186,710
Microchip Technology Inc.	7,956	583,732
Micron Technology Inc.	12,665	1,262,067
Microsoft Corp.	89,529	36,380,109
MicroStrategy Inc., Class A(a)	2,338	571,641
Moderna Inc.(a)(c)	1,625	88,335
Mondelez International Inc., Class A	13,959	955,912
MongoDB Inc., Class A(a)	435	117,624
Monolithic Power Systems Inc.	750	569,475
Monster Beverage Corp.(a)	19,731	1,039,429
Moody's Corp.	1,416	642,921
Morgan Stanley	15,255	1,773,394
Motorola Solutions Inc.	3,604	1,619,457
NetApp Inc.	6,870	792,180
Netflix Inc.(a)	5,908	4,466,625
Newmont Corp.	16,454	747,670
NextEra Energy Inc.	22,379	1,773,536
Nike Inc., Class B	15,144	1,168,057
Nordson Corp.	845	209,467
Norfolk Southern Corp.	3,021	756,549
Northern Trust Corp.	5,728	575,779
Nvidia Corp.	320,882	42,600,294
NXP Semiconductors NV	3,982	933,779
Okta Inc.(a)	1,623	116,677
Old Dominion Freight Line Inc.	2,812	566,112
Omnicom Group Inc.	2,867	289,567
ON Semiconductor Corp.(a)	3,625	255,526
ONEOK Inc.	23,032	2,231,340
Oracle Corp.	23,454	3,936,519
Otis Worldwide Corp.	11,808	1,159,546
Palantir Technologies Inc., Class A(a)	24,343	1,011,695
Palo Alto Networks Inc.(a)	3,768	1,357,723
Parker-Hannifin Corp.	1,703	1,079,821
Paychex Inc.	10,645	1,483,168
Paycom Software Inc.	2,174	454,431
PayPal Holdings Inc.(a)	14,503	1,150,088
PepsiCo Inc.	13,102	2,175,980
Pfizer Inc.	78,622	2,225,003
PG&E Corp.	44,582	901,448
Philip Morris International Inc.	36,332	4,821,256
Pinterest Inc., Class A(a)	6,032	191,757
PNC Financial Services Group Inc. (The)	5,468	1,029,460
Pool Corp.	43	15,551
Procter & Gamble Co. (The)	37,333	6,166,665
Progressive Corp. (The)	7,123	1,729,678
Security	Shares	Value
United States (continued)
Prologis Inc.	12,783	$1,443,712
Prudential Financial Inc.	2,624	321,388
PTC Inc.(a)	3,256	603,434
Public Service Enterprise Group Inc.	8,020	717,068
Public Storage	2,960	974,018
Pure Storage Inc., Class A(a)	5,849	292,742
Qualcomm Inc.	14,692	2,391,417
Quanta Services Inc.	638	192,440
Quest Diagnostics Inc.	3,753	581,077
Realty Income Corp.	2,156	128,002
Regency Centers Corp.	568	40,578
Regeneron Pharmaceuticals Inc.(a)	1,424	1,193,597
Reliance Inc.	4,943	1,415,379
ResMed Inc.	1,212	293,874
Revvity Inc.	954	113,135
Rivian Automotive Inc., Class A(a)(c)	34,391	347,349
Robinhood Markets Inc., Class A(a)	7,213	169,433
ROBLOX Corp., Class A(a)	1,533	79,287
Rockwell Automation Inc.	1,435	382,729
Roku Inc.(a)	714	45,753
Rollins Inc.	7,071	333,327
Roper Technologies Inc.	3,555	1,911,630
Ross Stores Inc.	3,436	480,078
Royal Caribbean Cruises Ltd.	3,250	670,637
Royalty Pharma PLC, Class A	34,913	942,651
S&P Global Inc.	2,765	1,328,195
Salesforce Inc.	12,065	3,515,379
Samsara Inc., Class A(a)	935	44,684
SBA Communications Corp., Class A	2,157	494,967
Schlumberger NV	56,434	2,261,310
Sempra Energy	1,561	130,141
ServiceNow Inc.(a)	2,064	1,925,691
Sherwin-Williams Co. (The)	3,402	1,220,536
Simon Property Group Inc.	6,630	1,121,266
Skyworks Solutions Inc.	605	52,986
Snap Inc., Class A, NVS(a)	14,643	178,059
Snap-on Inc.	2,300	759,299
Snowflake Inc., Class A(a)	3,126	358,927
Solventum Corp.(a)	5,622	408,045
SS&C Technologies Holdings Inc.	20,524	1,435,243
Starbucks Corp.	19,797	1,934,167
State Street Corp.	5,167	479,498
STERIS PLC	1,618	358,953
Stryker Corp.	3,880	1,382,366
Super Micro Computer Inc.(a)	7,101	206,710
Synchrony Financial	11,929	657,765
Synopsys Inc.(a)	1,900	975,859
T Rowe Price Group Inc.	2,281	250,591
Take-Two Interactive Software Inc.(a)	1,832	296,271
Targa Resources Corp.	26,175	4,370,178
Target Corp.	3,267	490,181
TE Connectivity PLC, NVS	7,009	1,033,267
Teleflex Inc.	925	185,980
Teradyne Inc.	4,481	475,927
Tesla Inc.(a)	40,562	10,134,416
Texas Instruments Inc.	13,307	2,703,450
Texas Pacific Land Corp.	3,200	3,731,200
Thermo Fisher Scientific Inc.	4,834	2,640,911
TJX Companies Inc. (The)	8,303	938,488
T-Mobile U.S. Inc.	7,265	1,621,257
Toast Inc., Class A(a)	2,525	75,826
Trade Desk Inc. (The), Class A(a)	6,184	743,379

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Tradeweb Markets Inc., Class A	957	$121,539
TransDigm Group Inc.	143	186,229
TransUnion	6,288	636,974
Travelers Companies Inc. (The)	3,980	978,841
Trimble Inc.(a)	10,779	652,129
Truist Financial Corp.	16,211	697,884
Tyler Technologies Inc.(a)	176	106,584
U.S. Bancorp	17,577	849,145
Uber Technologies Inc.(a)	26,811	1,931,733
Ulta Beauty Inc.(a)	1,441	531,700
Union Pacific Corp.	9,677	2,245,741
United Parcel Service Inc., Class B	5,075	680,354
United Rentals Inc.	2,956	2,402,637
United Therapeutics Corp.(a)	810	302,916
UnitedHealth Group Inc.	11,962	6,752,549
Veeva Systems Inc., Class A(a)	3,881	810,469
Veralto Corp.	3,298	337,023
VeriSign Inc.(a)	1,125	198,945
Verisk Analytics Inc., Class A	4,855	1,333,766
Verizon Communications Inc.	64,376	2,712,161
Vertex Pharmaceuticals Inc.(a)	3,366	1,602,149
Vertiv Holdings Co., Class A	7,329	800,986
Viatris Inc.	35,306	409,550
VICI Properties Inc., Class A	23,668	751,696
Visa Inc., Class A	22,469	6,512,640
Vulcan Materials Co.	3,145	861,510
W R Berkley Corp.	4,047	231,367
Walmart Inc.	40,013	3,279,065
Walt Disney Co. (The)	24,037	2,312,359
Warner Bros Discovery Inc.(a)	5,666	46,065
Waters Corp.(a)	473	152,831
Wells Fargo & Co.	46,524	3,020,338
Welltower Inc.	5,384	726,194
West Pharmaceutical Services Inc.	1,055	324,866
Westinghouse Air Brake Technologies Corp.	5,628	1,057,951
Williams Companies Inc. (The)	39,245	2,055,261
Willis Towers Watson PLC	1,762	532,459
Workday Inc., Class A(a)	1,530	357,790
WW Grainger Inc.	311	344,971
Wynn Resorts Ltd.	3,074	295,165
Xylem Inc./New York	9,447	1,150,456
Yum! Brands Inc.	3,606	472,963
Zillow Group Inc., Class C (a)	5,797	348,342
Zimmer Biomet Holdings Inc.	5,643	603,350
Zoetis Inc.	6,506	1,163,143
Zoom Video Communications Inc., Class A(a)	1,761	131,617
		632,406,537
Total Common Stocks — 99.6% (Cost: $754,887,592)		977,967,388
Preferred Stocks
Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	158,748	394,612
Security	Shares	Value
Brazil (continued)
Itau Unibanco Holding SA, Preference Shares, NVS	69,094	$418,563
		813,175
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	16,877	135,085
Germany — 0.1%
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)(c)	8,888	625,363
Sartorius AG, Preference Shares, NVS	114	29,532
		654,895
Total Preferred Stocks — 0.2% (Cost: $1,802,826)		1,603,155
Warrants
Canada — 0.0%
Constellation Software Inc. (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(a)(d)	555	—
Total Warrants — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.8% (Cost: $756,690,418)		979,570,543
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(f)(g)(h)	2,178,412	2,179,937
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(f)(g)	1,230,000	1,230,000
Total Short-Term Securities — 0.3% (Cost: $3,408,254)		3,409,937
Total Investments — 100.1% (Cost: $760,098,672)		982,980,480
Liabilities in Excess of Other Assets — (0.1)%		(988,921)
Net Assets — 100.0%		$981,991,559

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,738,118	$—	$(6,560,235)(a)	$2,219	$(165)	$2,179,937	2,178,412	$6,067 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,170,000	60,000 (a)	—	—	—	1,230,000	1,230,000	20,434	—
BlackRock Inc.	1,518,098	—	(15,185)	6,758	173,776	1,683,447	1,716	8,833	—
				$8,977	$173,611	$5,093,384		$35,334	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P 500 Index	4	12/20/24	$1,148	$(7,402)
MSCI EAFE Index	3	12/20/24	352	(17,160)
MSCI Emerging Markets Index	5	12/20/24	282	812
				$(23,750)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$685,173,291	$292,793,968	$129	$977,967,388
Preferred Stocks	948,260	654,895	—	1,603,155
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	3,409,937	—	—	3,409,937
	$689,531,488	$293,448,863	$129	$982,980,480
Derivative Financial Instruments(a)
Assets
Equity Contracts	$812	$—	$—	$812
Liabilities
Equity Contracts	(24,562)	—	—	(24,562)
	$(23,750)	$—	$—	$(23,750)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
CAD	Canadian Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor's